DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of amounts recognized in (gain) loss on derivative financial instruments line item of consolidated statements of income

	Year Ended December 31,
	2025	2024
Premiums realized on written foreign exchange call options	$(968)	$(1,735)
Unrealized gain on warrants	(111,203)	(20,383)
Realized loss on currency and commodity derivatives	15,796	35,541
Unrealized (gain) loss on currency and commodity derivatives	(127,585)	142,396
(Gain) loss on derivative financial instruments	$(223,960)	$155,819